Personnel expenses - Disclosure of Net Defined Benefit Liability (Asset) (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumptions
Discount rate		1.50%	2.25%	0.40%
Future salary increases at December 31		2.00%	2.00%
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31		SFr 56,347	SFr 52,529
Fair value of plan assets at December 31		51,627	50,284
Net defined benefit liability at December 31		4,720	2,245	SFr 6,483
Components of defined benefit cost in profit or loss
Current service cost (employer)		2,507	3,137	3,097
Past service cost		43	0	(94)
Interest expense on defined benefit obligation		1,182	231	114
Interest income on plan assets		(1,126)	(203)	(86)
Administrative cost excl. cost for managing plan assets		26	27	27
Defined benefit cost recognized in profit or loss		2,632	3,192	3,059
thereof service cost and administrative cost		2,576	3,164	3,031
thereof net interest expense on the net defined benefit liability		56	28	28
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		2,245	6,483
Defined benefit cost recognized in profit or loss		2,632	3,192
Remeasurement of net pension liabilities		1,975	(5,334)
Contributions by the employer		(2,132)	(2,096)
Net defined benefit liability at December 31		4,720	2,245	6,483
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		2,245	6,483
Actuarial (gain)/loss on defined benefit obligation		1,975	(5,334)
Net defined benefit liability at December 31		4,720	2,245	6,483
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		3,644	(12,222)	(2,303)
Actuarial (gain) / loss on changes in demographic assumptions		(10)	0	(2,432)
Actuarial (gain) / loss arising from experience adjustments		(1,000)	3,546	(773)
Actuarial (gain)/loss on defined benefit obligation		2,634	(8,676)	(5,508)
Return on plan assets excluding interest income		(659)	3,342	(2,504)
Remeasurement of net pension liabilities	[1]	1,975	(5,334)	(8,012)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(2,245)	(6,483)
Contributions by the employer		2,132	2,096
Fair value of plan assets at December 31		(4,720)	(2,245)	(6,483)
Contributions by the employer		2,156	2,231
Plan asset classes
Total plan assets at fair value at December 31		51,627	50,284
thereof entity's own transferable financial instruments		0	0
thereof property occupied or other assets used by the entity		SFr 0	SFr 0
Weighted average duration of defined obligation in years at December 31		16 years 2 months 12 days	15 years
Discount rates based on industry benchmark, period		20 years
Accrued sabbatical cost		SFr 343	SFr 307	257
Actuarial assumptions, possible increase (decrease) in longevity for most of the age categories		1 year
Research and development expenses
Plan asset classes
Non-cash effective pension costs		SFr 390	846	837
Selling, general and administrative expenses
Plan asset classes
Non-cash effective pension costs		SFr 110	SFr 250	235
Active members
Plan asset classes
Weighted average duration of defined obligation in years at December 31		16 years 1 month 6 days	14 years 9 months 18 days
Pensioners
Plan asset classes
Weighted average duration of defined obligation in years at December 31		17 years 3 months 18 days	16 years 3 months 18 days
Actuarial assumption of discount rates
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 58,683	SFr 54,524
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 54,179	SFr 50,672
Actuarial assumption of interest rate on retirement savings capital
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 55,437	SFr 51,699
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 57,283	SFr 53,383
Actuarial assumption of expected rates of salary increases
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 55,974	SFr 52,253
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 56,707	SFr 52,768
Actuarial assumption of life expectancy
Plan asset classes
Reasonably possible increase in actuarial assumptions, period		1 year	1 year
Reasonably possible decrease in actuarial assumptions, period		1 year	1 year
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 57,071	SFr 53,090
Defined benefit obligation due to reasonably possible increase in actuarial assumption		55,619	51,961
Quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		42,154	40,391
Plan asset classes
Cash and cash equivalents		7,684	7,896
Equity instruments		21,810	20,754
Debt instruments (e.g. bonds)		9,047	8,200
Real estate funds		1,821	1,793
Others		1,792	1,748
Total plan assets at fair value at December 31		42,154	40,391
Non-quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		9,473	9,892
Plan asset classes
Others		9,473	9,892
Total plan assets at fair value at December 31		9,473	9,892
Defined benefit obligation
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31		56,347	52,529	54,461
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		52,529	54,461
Remeasurement of net pension liabilities		2,634	(8,676)
Net defined benefit liability at December 31		56,347	52,529	54,461
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		52,529	54,461
Interest expenses on defined benefit obligation		1,182	231
Current service cost (employer)		2,507	3,137
Contributions by plan participants		1,344	1,317
Benefits (paid)/deposited		(3,918)	2,032
Past service cost		43	0
Administrative cost (excl. cost for managing plan assets)		26	27
Actuarial (gain)/loss on defined benefit obligation		2,634	(8,676)
Net defined benefit liability at December 31		56,347	52,529	54,461
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(52,529)	(54,461)
Interest income on plan assets		(1,182)	(231)
Contributions by plan participants		(1,344)	(1,317)
Benefits (paid)/deposited		3,918	(2,032)
Fair value of plan assets at December 31		(56,347)	(52,529)	(54,461)
Plan assets
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31		(51,627)	(50,284)	(47,979)
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		(50,284)	(47,979)
Contributions by the employer		(2,132)	(2,096)
Net defined benefit liability at December 31		(51,627)	(50,284)	(47,979)
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		(50,284)	(47,979)
Interest expenses on defined benefit obligation		(1,126)	(203)
Contributions by plan participants		(1,344)	(1,317)
Benefits (paid)/deposited		3,918	(2,032)
Net defined benefit liability at December 31		(51,627)	(50,284)	(47,979)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		50,284	47,979
Interest income on plan assets		1,126	203
Contributions by the employer		2,132	2,096
Contributions by plan participants		1,344	1,317
Benefits (paid)/deposited		(3,918)	2,032
Return on plan assets excl. interest income		659	(3,342)
Fair value of plan assets at December 31		SFr 51,627	SFr 50,284	SFr 47,979

[1]	See note 18